Risk Management - Disclosure of movement in gross exposure for loan commitment and financial guarantees (Details) - Loan commitments and financial guarantees - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross exposure
Loan commitments and financial guarantee contracts
Net transfers between stages	£ 0	£ 0
Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	19	42
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)	(16)
Limit management and final repayments	(3)	(7)
Closing/Ending balance	10	19
Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	114,303	111,411
Net transfers between stages	0	0
Business activity in the year	24,439	15,650
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,962)	883
Limit management and final repayments	(11,473)	(13,641)
Disposals	(5,522)
Closing/Ending balance	113,785	114,303
Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	4,084	3,591
Business activity in the year	625	742
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	360	588
Limit management and final repayments	(837)	(837)
Disposals	(787)
Closing/Ending balance	3,445	4,084
Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	245,598	233,251
Business activity in the year	53,468	52,192
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,036	8,711
Limit management and final repayments	(65,518)	(48,556)
Closing/Ending balance	242,584	245,598
Accumulated impairment
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(50)	(85)
Net transfers between stages	0	0
Business activity in the year	(13)	(14)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	15	23
Limit management and final repayments	11	26
Disposals	0
Closing/Ending balance	(37)	(50)
Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(5)	(7)
Business activity in the year	0	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	4
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	(1)	(5)
Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(365)	(381)
Business activity in the year	(89)	(63)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8	(18)
Limit management and final repayments	86	97
Closing/Ending balance	(360)	(365)
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	18	41
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)	(16)
Limit management and final repayments	(3)	(7)
Closing/Ending balance	10	18
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	112,645	109,634
Net transfers between stages	(1,083)	(1,682)
Business activity in the year	24,319	15,489
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,434)	2,467
Limit management and final repayments	(11,277)	(13,263)
Disposals	(5,291)
Closing/Ending balance	112,879	112,645
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	3,970	3,446
Net transfers between stages	(28)	(35)
Business activity in the year	624	741
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	291	621
Limit management and final repayments	(784)	(803)
Disposals	(756)
Closing/Ending balance	3,317	3,970
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	229,565	212,414
Net transfers between stages	(201)	1,240
Business activity in the year	50,364	50,350
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,810	10,133
Limit management and final repayments	(60,919)	(44,572)
Closing/Ending balance	228,619	229,565
Stage 1 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Stage 1 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(34)	(48)
Net transfers between stages	(7)	(20)
Business activity in the year	(11)	(11)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	19	34
Limit management and final repayments	7	11
Disposals	0
Closing/Ending balance	(26)	(34)
Stage 1 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(5)	(5)
Net transfers between stages	0	0
Business activity in the year	0	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	2
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	(1)	(5)
Stage 1 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(116)	(114)
Net transfers between stages	(40)	(29)
Business activity in the year	(28)	(33)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	54	34
Limit management and final repayments	26	26
Closing/Ending balance	(104)	(116)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1,648	1,767
Net transfers between stages	1,083	1,675
Business activity in the year	120	160
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,528)	(1,576)
Limit management and final repayments	(196)	(378)
Disposals	(221)
Closing/Ending balance	906	1,648
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	103	116
Net transfers between stages	29	23
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	46	(26)
Limit management and final repayments	(33)	(11)
Disposals	(30)
Closing/Ending balance	116	103
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	15,079	20,035
Net transfers between stages	269	(1,519)
Business activity in the year	2,699	1,650
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(492)	(1,391)
Limit management and final repayments	(4,259)	(3,696)
Closing/Ending balance	13,296	15,079
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(15)	(36)
Net transfers between stages	7	20
Business activity in the year	(2)	(3)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)	(11)
Limit management and final repayments	4	15
Disposals	0
Closing/Ending balance	(11)	(15)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	(2)
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	2
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(225)	(225)
Net transfers between stages	40	32
Business activity in the year	(61)	(30)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(33)	(65)
Limit management and final repayments	56	63
Closing/Ending balance	(223)	(225)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1	1
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)	0
Limit management and final repayments	0	0
Closing/Ending balance	0	1
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	10	10
Net transfers between stages	0	7
Business activity in the year	0	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	(8)
Limit management and final repayments	0	0
Disposals	(10)
Closing/Ending balance	0	10
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	11	29
Net transfers between stages	(1)	12
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	23	(7)
Limit management and final repayments	(20)	(23)
Disposals	(1)
Closing/Ending balance	12	11
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	954	802
Net transfers between stages	(68)	279
Business activity in the year	405	192
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(282)	(31)
Limit management and final repayments	(340)	(288)
Closing/Ending balance	669	954
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(1)	(1)
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	(1)
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(24)	(42)
Net transfers between stages	0	(3)
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(13)	13
Limit management and final repayments	4	8
Closing/Ending balance	£ (33)	£ (24)